Registration Nos.    333-142492
                                                                       811-21135

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                        Pre-Effective Amendment No. _              [ ]

                        Post-Effective Amendment No. 1             [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                                 Amendment No. 5                   [X]
                            ------------------------

                      AMERITAS VARIABLE SEPARATE ACCOUNT VA
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------


Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

        It is proposed that this filing will become effective:

                [ ] immediately upon filing pursuant to paragraph b of Rule 485
                [ ] on      pursuant to paragraph b of Rule 485
                [ ] 60 days after filing pursuant to paragraph a of Rule 485
                [X] on May 1, 2010 pursuant to paragraph a of Rule 485

                  If appropriate, check the following box:
                [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: DESIGNER ANNUITY Flexible Premium Deferred Variable Annuity Policy

--------------------------------------------------------------------------------

PROSPECTUS:  May 1, 2010


                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

DESIGNER ANNUITY

Flexible Premium Deferred Variable Annuity Policy
                                           Ameritas Variable Separate Account VA
--------------------------------------------------------------------------------
        This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional features for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:

     ----------------------------------------------------------------------------------------------------------------
     ALGER Class 1-2                       DWS VIT Class A                   NEUBERGER BERMAN AMT Class I
     ----------------------------------------------------------------------------------------------------------------
     Large Cap Growth                      Equity 500 Index VIP              Growth
     ----------------------------------------------------------------------------------------------------------------
     Mid Cap Growth                        Small Cap Index VIP               Short Duration Bond
     ----------------------------------------------------------------------------------------------------------------
     Small Cap Growth                                                        Partners
     ----------------------------------------------------------------------------------------------------------------
                                           FIDELITY(R) VIP Service Class 2
     ----------------------------------------------------------------------------------------------------------------
     CALVERT VARIABLE PRODUCTS             Contrafund(R)                     OPPENHEIMER Non-Service Shares
     ----------------------------------------------------------------------------------------------------------------
     VP EAFE International Index           Equity-Income                     Capital Appreciation
     ----------------------------------------------------------------------------------------------------------------
                                           High Income                       High Income
     ----------------------------------------------------------------------------------------------------------------
     CALVERT VARIABLE SERIES                                                 Main Street(R)
     ----------------------------------------------------------------------------------------------------------------
     VP Money Market                       FTVIPT Templeton Class 2          MidCap
     ----------------------------------------------------------------------------------------------------------------
     VP SRI Balanced                       Templeton Foreign Securities      Strategic Bond
     ----------------------------------------------------------------------------------------------------------------
     VP SRI Mid Cap Growth
     ----------------------------------------------------------------------------------------------------------------
                                                                             VAN ECK Initial Class
     ----------------------------------------------------------------------------------------------------------------
     DREYFUS Service Shares                                                  Worldwide Hard Assets
     ----------------------------------------------------------------------------------------------------------------
     Stock Index
     ----------------------------------------------------------------------------------------------------------------
     * Short cites are used in this list. "Investment Options" uses complete Fund and Portfolio names.
     ** Affiliates. See note in "Investment Options" section.

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, are on file with the Securities and Exchange Commission ("SEC") and are incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-142492") or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.


Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

     The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

            NOT FDIC INSURED |X| MAY LOSE VALUE |X| NO BANK GUARANTEE

--------------------------------------------------------------------------------
              Ameritas Life Insurance Corp. (we, us, our, Ameritas)
    Service Center, P.O. Box 82550, Lincoln, Nebraska 68501. 1-800-745-1112.
                                www.ameritas.com
--------------------------------------------------------------------------------

DESIGNER ANNUITY                      -2-

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                                www.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service, we accept some Written Notices by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                                  Begin on Page
--------------------------------------------------------------------------------
     DEFINED TERMS...................................................... 4
     POLICY OVERVIEW.................................................... 5
     CHARGES............................................................ 6
     FINANCIAL INFORMATION.............................................. 9
     CHARGES EXPLAINED.................................................. 9
         Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
         Optional Features' Fees
     INVESTMENT OPTIONS..................................................11
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Disruptive Trading Procedures
         Systematic Transfer Programs
           Dollar Cost Averaging, Portfolio Rebalancing, Earnings Sweep
     IMPORTANT POLICY PROVISIONS.........................................18
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Death of Annuitant
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Spendthrift Protection
         Policy Termination
         Optional Features
     POLICY DISTRIBUTIONS................................................22
         Withdrawals
         Loans
         Death Benefits
         Annuity Income Phase
     FEDERAL INCOME TAX MATTERS..........................................28
     MISCELLANEOUS.......................................................31
         About Our Company
         Distribution of the Policies
         Voting Rights
         Legal Proceedings
     APPENDIX A:  Accumulation Unit Values...............................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures.........................B:1
     Thank You.  If You Have Questions,..............................Last Page
     Statement of Additional Information Table of Contents

DESIGNER ANNUITY                      -3-

DEFINED TERMS
--------------------------------------------------------------------------------
Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas - Ameritas Life Insurance Corp.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.


DESIGNER ANNUITY                      -4-

POLICY OVERVIEW
--------------------------------------------------------------------------------
         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         Prior to May 1, 2007, the Policies described in this prospectus were insured by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, and the Separate Account was transferred from AVLIC to Ameritas. Policies previously issued by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms. (For more information about the merger see, "About Our Company" in this prospectus.)

         The DESIGNER ANNUITY Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of feature options for you to select from to meet your particular needs; ask your sales representative or us which ones are available in your state. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section. The Policy is not designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options. More information about our market-timing restrictions is in the INVESTMENT OPTIONS - TRANSFERS AND DISRUPTIVE TRADING PROCEDURES sections.

         POLICY PHASES

         The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

         Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         POLICY OPERATION AND FEATURES

Premiums.
o    Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through electronic funds transfer.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES section on next pages.)

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. Two optional "free withdrawal" features are available, for a charge. After a premium is received, withdrawal charges apply for 9 years or, for a charge, 7 years or 5 years.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless the guaranteed minimum death benefit is payable.

Optional Features.
o Optional features available are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Most can only be elected at Policy issue and only if you are then not older than age 70.


         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, Tax Sheltered Annuity, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

DESIGNER ANNUITY                      -5-

CHARGES                                      (x= Base Policy;  y = Optional Fee)
--------------------------------------------------------------------------------

         The following charts show the fees that may affect your Policy value. The fees shown do not reflect any premium tax that may apply.

-------------------------------------------------------------------------------------- ---------------- --------------
                                                                                          Guaranteed
x= Base Policy                                                                             Maximum          Current
y = Optional Fee                                                                            Fee               Fee
-------------------------------------------------------------------------------------- ---------------- --------------
TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE (the Fee for the withdrawal charge features is deducted monthly from Policy value to equal the annual % shown)
                                    -------------------------------------------------- ---------------- --------------
(the withdrawal charge is deducted                Years since receipt of premium
 as a % of each premium withdrawn)    1    2    3    4    5    6    7    8    9    10+
                                    ---- ---- ---- ---- ---- ---- ---- ---- ---- ----- ---------------- --------------
   x   9-Year Withdrawal Charge      8%   8%   8%   7%   7%   6%   5%   4%   2%    0%      NONE            NONE
                                    ---- ---- ---- ---- ---- ---- ---- ---- ---- -----
   y   7-Year Withdrawal Charge      7%   6%   5%   4%   3%   2%   1%   0%   -     -       0.40%           0.35%
                                    ---- ---- ---- ---- ---- ---- ---- ---- ---- -----
   y   5-Year Withdrawal Charge      7%   7%   6%   4%   2%   0%   -    -    -     -       0.60%           0.50%
----------------------------------- -------------------------------------------------- ---------------- --------------
x TRANSFER FEE (per transfer)       x  first 15 transfers per year                         NONE             NONE
                                    x  over 15 transfers in one Policy Year, we may        $10              $10
                                       charge ...
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE (Waived if Policy value is at least $50,000 on a Policy Anniversary.)
------------------------------------------------------------------------------------- ---------------- ---------------
x ANNUAL POLICY FEE                                                                        $40              $40
y Optional Minimum Initial Premium Feature ANNUAL POLICY FEE                               $40              $40
------------------------------------------------------------------------------------- ---------------- ---------------
STATE PREMIUM TAXES (rates vary by state) (1)                                                   0% to 3.5%
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
       (deducted daily from assets allocated to the Separate Account to equal the annual % shown )
------------------------------------------------------------------------------------- ---------------- ---------------
x MORTALITY & EXPENSE RISK CHARGE                                                          0.85%           0.75%
x ADMINISTRATIVE EXPENSE FEE                                                               0.25%           0.20%
------------------------------------------------------------------------------------- ---------------- ---------------
           TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                          1.10%           0.95%
------------------------------------------------------------------------------------- ---------------- ---------------
MORE OPTIONAL FEATURE FEES
             (deducted monthly from Policy value to equal the annual % shown)
------------------------------------------------------------------------------------- ---------------- ---------------
y Optional MINIMUM INITIAL PREMIUM Feature (waived if Policy value is at least             0.55%           0.35%
$50,000)
------------------------------------------------------------------------------------- ---------------- ---------------
Optional FREE WITHDRAWAL PRIVILEGE Features
                                                                                      ---------------- ---------------
   y    10%  "Free" Withdrawal Feature                                                     0.15%           0.10%
   y    Enhanced "Free" Withdrawal Feature                                                 0.40%           0.35%
------------------------------------------------------------------------------------- ---------------- ---------------
Optional GUARANTEED MINIMUM DEATH BENEFIT Features
                                                                                      ---------------- ---------------
   y    1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                        0.55%           0.35%
   y    "5% Roll-Up" Guaranteed Minimum Death Benefit                                      0.75%           0.45%
   y    "Greater Of" Guaranteed Minimum Death Benefit                                      0.80%           0.50%
------------------------------------------------------------------------------------- ---------------- ---------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies as of December 31, 2009, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

----------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
Expenses that are deducted from portfolio company assets, including management fees, distribution and/or service (12b-1)fees, and other expenses
----------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                           (1)
----------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to these tables)
----------------------------------------------------------------------------- -------------------- --------------------
(1) Tax rates and timing of payment vary by state and may change.  Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic buderns in the future.  See the
CHARGES EXPLAINED section.

DESIGNER ANNUITY                      -6-

DESIGNER ANNUITY                      -7-

9-year Withdrawal Charge
                                 -----------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                 ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 -------------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  Maximum Policy Expenses (1)
 -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)
 -------------------------------------------------------------------------------------------------------------------
(1) Maximum Policy Expenses. This example assumes maximum charges of 1.10% for Separate Account annual expenses, a
$40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 1.75% of other Policy value annual expenses for the most expensive combination of optional features with a 9-year Withdrawal Charge (the Minimum
Initial Premium, Expanded Free Withdrawal, and "Greater Of" Guaranteed Minimum Death Benefit), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies ( %).
(2) Minimum Policy Expenses. This example assumes current charges of 0.85% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies ( %).

7-year Withdrawal Charge
                                 -----------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                 ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 -------------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  Maximum Policy Expenses (1)
 -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)
 -------------------------------------------------------------------------------------------------------------------
(1) Maximum Policy Expenses. This example assumes maximum charges of 1.10% for Separate Account annual expenses, a
$40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.15% of other Policy value annual expenses for the most expensive combination of optional features with a 7-year Withdrawal Charge (the Minimum
Initial Premium, Expanded Free Withdrawal, "Greater Of" Guaranteed Minimum Death Benefit and 7-year Withdrawal Charge optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies ( %).
(2) Minimum Policy Expenses. This example assumes current charges of 0.85% for Separate Account annual expenses,
0.30% for a 7-year Withdrawal Charge feature, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies ( %).


DESIGNER ANNUITY                      -8-

5-year Withdrawal Charge
                                 -----------------------------------------------------------------------------------
                                  Surrender Policy at the     Annuitize Policy at the        Policy is neither
                                  end of the time period.     end of the time period.         surrendered nor
                                            ($)                         ($)                   annuitized. ($)
                                 ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 -------------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
  Maximum Policy Expenses (1)
 -------------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)
 -------------------------------------------------------------------------------------------------------------------
(1) Maximum Policy Expenses. This example assumes maximum charges of 1.10% for Separate Account annual expenses, a
$40 guaranteed maximum Policy fee (although our current base Policy fee is $0), 2.35% of other Policy value annual expenses for the most expensive combination of optional features with a 5-year Withdrawal Charge (the Minimum Initial
Premium, Expanded Free Withdrawal, "Greater Of" Guaranteed Minimum Death Benefit and 5-year Withdrawal Charge optional features), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (%).
(2) Minimum Policy Expenses. This example assumes current charges of 0.85% for Separate Account annual expenses,
0.45% for a 5-year Withdrawal Charge feature, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (%).

         The CHARGES section is designed to help you understand the various costs and expenses that a Policy Owner will bear directly or indirectly. For more information, read this prospectus' CHARGES EXPLAINED section and the prospectus for each Subaccount's underlying portfolio.

FINANCIAL INFORMATION
--------------------------------------------------------------------------------
         Accumulation Unit Values

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         Financial Statements

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.


CHARGES EXPLAINED               (x = Base Policy Fee;  y = Optional Feature Fee)
--------------------------------------------------------------------------------

         The following repeats and adds to information provided in the CHARGES section. Please review both prospectus sections for information on fees.

         WITHDRAWAL CHARGE

                                                              Years since receipt of premium

                                                  ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
         (% of each premium withdrawn)              1     2     3     4     5     6     7     8+    9    10+
         ---------------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
         x  Base Policy 9-Year Withdrawal Charge    8%    8%    8%    7%    7%    6%    5%    4%    2%    0%
         ---------------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
         y  Optional 7-Year Withdrawal Charge       7%    6%    5%    4%    3%    2%    1%    0%    -     -
         ---------------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
         y  Optional 5-Year Withdrawal Charge       7%    7%    6%    4%    2%    0%    -     -     -     -
         ---------------------------------------- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----

         We will deduct a withdrawal charge from Policy value upon a full surrender or partial withdrawal, and also from any Policy value paid out due to the Owner's death while withdrawal charges apply. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

DESIGNER ANNUITY                      -9-

         Y Optional Withdrawal Charge Features
         The optional withdrawal charge features carry the following additional current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.35% for the Optional 7-Year Withdrawal Charge (guaranteed to never exceed 0.40%), and 0.50% for the Optional 5-Year Withdrawal Charge (guaranteed to never exceed 0.60%). These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge features must be made at issue of the Policy, and only if you are not older than age 70 at issue of the Policy.

         Y Optional Free Withdrawal Features
         The base Policy does not have any free withdrawal features (allowing withdrawals not subject to a withdrawal charge). Two optional free withdrawal features are available: See the prospectus' POLICY DISTRIBUTIONS: Withdrawals section of this prospectus for details about these features. These optional features have current fees which are deducted monthly from Policy value to equal this annual percentage of Policy value: 0.10% for the Optional 10% Free Withdrawal Privilege (guaranteed to never exceed 0.15%), and 0.35% for the Enhanced Free Withdrawal Privilege (guaranteed to never exceed 0.40%).


         MORTALITY AND EXPENSE RISK CHARGE

         x We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to an annual rate of 0.75% of the value of the net assets in the Separate Account, and is guaranteed to never exceed an annual rate of 0.85%. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE FEES

         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         x This fee is equal to an annual rate of 0.20% of the value of the net assets in the Separate Account, and is guaranteed to never exceed an annual rate of 0.25%. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         x We reserve the right to charge an annual Policy fee not to exceed
$40.
         y The optional Minimum Initial Premium feature has a current annual Policy fee of $40.

         Any Policy Fee (currently only levied under the optional Minimum Initial Premium feature) is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making deductions from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount or the Fixed Account bears to the total Policy value. We currently waive any Policy Fee if the Policy value is at least
$50,000 on a Policy Anniversary.

         TRANSFER FEE

         x The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee of $10 may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

DESIGNER ANNUITY                      -10-

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         x Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         OPTIONAL FEATURES' FEES

         y Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                                  Prospectus Section Where It Is Covered
----------------                                                  --------------------------------------
y optional Minimum Initial Premium feature........................IMPORTANT POLICY PROVISIONS:
                                                                       Policy Application and Issuance

y optional Withdrawal Charge Period features......................CHARGES EXPLAINED: Withdrawal Charge
y optional Free Withdrawal Privilege features.....................POLICY DISTRIBUTIONS: Withdrawals
y optional Guaranteed Minimum Death Benefit features..............POLICY DISTRIBUTIONS: Death Benefits
         Charges for each of the optional features are shown in this prospectus' CHARGES section.

------------------------
WAIVER OF CERTAIN FEES
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any fees may be subject to state approval.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

         You may allocate all or a part of your premiums among Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

The value of your Policy will go up [arrow symbol pointing up] or down [arrow symbol pointing down] based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate

DESIGNER ANNUITY                      -11-
investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

         The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. Ameritas Variable Life Insurance Company ("AVLIC"), which was then a wholly owned direct subsidiary of Ameritas, established the Separate Account under Nebraska law on May 17, 2002. On May 1, 2007, AVLIC merged with and into Ameritas, so that Ameritas is now the insurer of the former AVLIC Policies and the depositor of the Separate Account. (See "About Our Company" in this prospectus for further information.) Under Nebraska law, Ameritas owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

     You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies, other individual variable annuities, and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.


DESIGNER ANNUITY                      -12-

DESIGNER ANNUITY                      -13-

------------------------------------------------------------ -------------------------------------------------
                         FUND NAME                                          INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                               Portfolio Type / Summary of Investment Strategy
------------------------------------------------------------ -------------------------------------------------
                    The Alger Portfolios                               Fred Alger Management, Inc.
------------------------------------------------------------ -------------------------------------------------
Alger Large Cap Growth Portfolio, Class I-2                  Long-term capital appreciation.
------------------------------------------------------------ -------------------------------------------------
Alger Mid Cap Growth Portfolio, Class I-2                    Long-term capital appreciation.
------------------------------------------------------------ -------------------------------------------------
Alger Small Cap Growth Portfolio, Class I-2                  Long-term capital appreciation.
------------------------------------------------------------ -------------------------------------------------
              Calvert Variable Products, Inc.*                    Calvert Asset Management Company, Inc.
------------------------------------------------------------ -------------------------------------------------
Calvert VP EAFE International Index Portfolio - World Asset  Index:  MSCI EAFE Index.
Management, Inc.
------------------------------------------------------------ -------------------------------------------------
               Calvert Variable Series, Inc.*                     Calvert Asset Management Company, Inc.
------------------------------------------------------------ -------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser            Money market: current income.
------------------------------------------------------------ -------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New      Income and capital growth.
Amsterdam Partners LLC ; Fixed Income Portion: No Subadviser
------------------------------------------------------------ -------------------------------------------------
Calvert VP SRI Mid Cap Growth Portfolio -  New Amsterdam     Index: S&P MidCap 400 Index.
Partners LLC
------------------------------------------------------------ -------------------------------------------------
               Dreyfus Investment Portfolios                             The Dreyfus Corporation
------------------------------------------------------------ -------------------------------------------------
Dreyfus Stock Index Portfolio, Service Shares                Index:  S&P 500 Index.
------------------------------------------------------------ -------------------------------------------------
                 DWS Investments VIT Funds                     Deutsche Investment Management Americas Inc.
------------------------------------------------------------ -------------------------------------------------
DWS Equity 500 Index VIP Portfolio, Class A                  Index:  S&P 500 Index.
------------------------------------------------------------ -------------------------------------------------
DWS Small Cap Index VIP Portfolio, Class A                   Index:  Russell 2000 Index.
------------------------------------------------------------ -------------------------------------------------
           Fidelity(R) Variable Insurance Products                  Fidelity Management & Research Company
------------------------------------------------------------ -------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2
(1,2,3)                                                      Long-term capital appreciation.
------------------------------------------------------------ -------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2     Index:  S&P 500 Index.
(1,2,3)
------------------------------------------------------------ -------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 (1,2) Income and growth.
--------------------------------------------------------------------------------------------------------------
   - Subadvisers: (1)Fidelity Research & Analysis Company, Fidelity International Investment Advisors,
   Fidelity International Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan
   Limited; (3) Fidelity Management & Research (U.K.) Inc.; and (4) Fidelity Investments Money Management,
   Inc.
--------------------------------------------------------------------------------------------------------------
    Franklin Templeton Variable Insurance Products Trust            Templeton Investment Counsel, LLC
------------------------------------------------------------ -------------------------------------------------
Templeton Foreign Securities Fund, Class 2                   Long-term capital growth.
------------------------------------------------------------ -------------------------------------------------
         Neuberger Berman Advisers Management Trust                  Neuberger Berman Management LLC
------------------------------------------------------------ -------------------------------------------------
Neuberger Berman AMT Growth Portfolio, Class I               Growth of capital.
------------------------------------------------------------ -------------------------------------------------
Neuberger Berman AMT Short Duration Bond Portfolio, Class I  Bond: income; total return is secondary.
------------------------------------------------------------ -------------------------------------------------
Neuberger Berman AMT Partners Portfolio, Class I             Capital growth.
------------------------------------------------------------ -------------------------------------------------
             Oppenheimer Variable Account Funds                           OppenheimerFunds, Inc.
------------------------------------------------------------ -------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares Capital appreciation.
------------------------------------------------------------ -------------------------------------------------
Oppenheimer High Income Fund/VA, Non-Service Shares          Current income.
------------------------------------------------------------ -------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares       Total return.
------------------------------------------------------------ -------------------------------------------------
Oppenheimer MidCap Fund/VA, Non-Service Shares               Long-term growth.
------------------------------------------------------------ -------------------------------------------------
Oppenheimer Strategic Bond Fund/VA, Non-Service Shares       Current income.
------------------------------------------------------------ -------------------------------------------------
             Van Eck Worldwide Insurance Trust                        Van Eck Associates Corporation
------------------------------------------------------------ -------------------------------------------------
Van Eck Worldwide Hard Assets Fund, Initial Class            Specialty.
------------------------------------------------------------ -------------------------------------------------
* These funds are part of and their investment adviser is a subsidiary of UNIFI Mutual Holding Company, the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, is the underwriter for these funds. Appendix A: Accumulation Unit Values provides current and historical fund and portfolio names.


         Adding, Deleting, or Substituting Variable Investment Options

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

DESIGNER ANNUITY                      -14-

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

         FIXED ACCOUNT FIXED INVESTMENT OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
         o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
         o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available.
         o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less the $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

         o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each

DESIGNER ANNUITY                      -15-
              transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
         o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
               - 25% of the Fixed account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
         o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.

         o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, to the Money Market Portfolio.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time, while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;

DESIGNER ANNUITY                      -16-

          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, or earnings sweep program are not subject to these rules, nor are they subject to a transfer fee. See the sections of the Prospectus describing those programs for the rules of each program.

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter, assess a charge, or terminate these programs upon thirty days advance written notice.

o        Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when Automatic Rebalancing is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

DESIGNER ANNUITY                      -17-

o        Earnings Sweep Program
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

IMPORTANT POLICY PROVISIONS                               (y = optional feature)
--------------------------------------------------------------------------------

         The DESIGNER ANNUITY Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, 403(b)
(TSAs), and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp.." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant or Owner may not exceed $1 million without our consent.

DESIGNER ANNUITY                      -18-

         Initial Premium
         ---------------
          o    The only premium required. All others are optional.
          o Must be at least $25,000. If you purchase the optional Minimum Initial Premium feature, it must be at least $2,000. We have the right to change these premium requirements.

         Additional Premiums
         -------------------
          o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

          y    Optional Minimum Initial Premium Feature
               ----------------------------------------
         For a charge, you may elect an optional feature to allow the initial premium to be as low as $2,000. Under this feature, additional premium requirements remain the same. This optional feature is only available at issue of the Policy and if you and the annuitant are not older than age 70 at issue of the Policy. See this prospectus' CHARGES EXPLAINED and CHARGES sections for information on the charge for this optional feature.

o        Allocating Your Premiums

         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.


         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

o        Separate Account Value

         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of accumulation units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

DESIGNER ANNUITY                      -19-

          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value
         The Policy value of the Fixed Account (the fixed interest rate investment option) on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g) the Fixed Account's share of the charges for any optional features; plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o      Transfers among investment options.
o      Establish systematic transfer programs.
o      Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o   Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o   May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably

DESIGNER ANNUITY                      -20-
practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrender or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         y  SPENDTHRIFT PROTECTION

         An optional Spendthrift Protection Endorsement can be added to your Policy, at no extra cost, before annuity income benefits begin. Under this Endorsement, we will pay annuity benefits only to the Owner or to a payee named by the Owner before annuity benefits begin. The Endorsement seeks to protect annuity benefits from attachment by the Owner's or other payee's creditors, and in doing so restricts the Owner's or other payee's rights to anticipate, assign, commute, transfer or otherwise alienate the proceeds of the annuity benefits.

DESIGNER ANNUITY                      -21-

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Policy value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         y OPTIONAL FEATURES

         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy features you want by "unbundling" features that are often incorporated into a base variable annuity policy. Except for the optional Spendthrift Protection feature, these optional features are currently only available at Policy issue, and most are only available if you are then not older than age 70. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state. Each of the optional features is principally described in the prospectus sections noted below:

Optional Feature                                                  Prospectus Section Where It Is Covered
----------------                                                  --------------------------------------
y optional Minimum Initial Premium feature........................IMPORTANT POLICY PROVISIONS:
                                                                       Policy Application and Issuance
y optional Spendthrift Protection feature.........................IMPORTANT POLICY PROVISIONS
y optional Withdrawal Charge Period features......................CHARGES EXPLAINED: Withdrawal Charge
y optional Free Withdrawal Privilege features.....................POLICY DISTRIBUTIONS: Withdrawals
y optional Guaranteed Minimum Death Benefit features..............POLICY DISTRIBUTIONS: Death Benefits

      Charges for each of the optional features are shown in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS                                       (y= Optional Feature)
--------------------------------------------------------------------------------

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional feature guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional feature "free" partial withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
         -  Income Tax
         -  Penalty Tax
         -  Withdrawal Charge
Even so called "free" withdrawals may be subject to the tax charges.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

DESIGNER ANNUITY                      -22-

         Withdrawal Rules
          o We will accept a withdrawal request signed by you on our form of Written Notice by mail or facsimile.
          o A request for a systematic withdrawal plan must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

o        y Optional "Free" Withdrawal Features
         You may elect one of two optional "free" withdrawal features, for a charge. For information about the charge for these features, see this prospectus' CHARGES and CHARGES EXPLAINED sections. Your election must be made at issue of the Policy, and only if you are then not older than age 70.

         y Optional 10% "Free" Withdrawal Feature.
         This optional feature allows you to withdraw, each Policy Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this option, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

         y Optional Enhanced "Free" Withdrawal Feature.
         This optional feature allows you to withdraw, without a withdrawal charge, each Policy Year, up to the greater of a stated percentage of your Policy value or any of your accumulated Policy earnings, minus prior "free" withdrawals taken since Policy issue. (Accumulated Policy earnings are the excess of the Policy value over the net of premiums paid less any previous withdrawals of premium.) Under this option, for purposes of the withdrawal charge only, earnings are considered withdrawn before premium, and premium is considered withdrawn on a first-in first-out basis. (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.) The stated percentage of Policy value available as a "free" withdrawal each Policy Year is 15% the first year, 30% the second year, and 45% the third and subsequent years. The percentage amount is determined at the time the withdrawal is made.

DESIGNER ANNUITY                      -23-

         LOANS (403B PLANS ONLY)
         Loans are only available if your Policy is a Tax Sheltered Annuity (sometimes called a "TSA" or "403(b) plan") under federal tax law and your Policy value is at least $5,000. We do not charge any loan fee. These Owners can take loans from the Policy value beginning one year after the Policy is issued up to the Annuity Date, and cannot take out more than one loan each Policy year. Loans are subject to the terms of the Policy, the plan, and federal tax law. We reserve the right to modify the terms of a loan to comply with changes in applicable law, or to reject any loan request if we believe it may violate the terms of the plan or applicable law. (We are not responsible for compliance of a loan request with plan requirements.)

         Minimum and Maximum Loan Amounts
         Minimum - $1,000. Each loan must individually satisfy this minimum amount.
         Maximum - We will calculate the maximum nontaxable loan amount based upon information provided by the plan participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all your outstanding TSA loans must not exceed the lesser of (i) $50,000 reduced by the highest outstanding balance owned during the previous 12 months, or (ii) 50% of your Policy value.

         How Loans are Processed
         We will accept a loan request signed by you on our form of Written Notice by mail or facsimile. All loans are made from our general account. We transfer Policy value to our general account as security for the loan. The transfer is made in proportion to assets in and among the Subaccounts and in the Fixed Account, unless you give us different allocation instructions. No withdrawal charge is levied upon Policy value transfers related to loan processing. We are usually able to process a loan request within 7 Business Days.

         Loan Interest
         Interest rate charged on loan balance: currently 7% effective annual rate; guaranteed maximum rate is 8%.
         Interest rate credited to Policy value that is collateral for the loan: currently 4.5% effective annual rate; guaranteed minimum rate is 3%.
         Specific loan terms are disclosed at the time of loan application or issuance.

         Loan Repayment
         Loans must be repaid within 5 years, or 20 years if the loan is used to purchase your principal residence. Loan repayments must be identified as such; if they aren't, we'll treat them as additional premium payments and they will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Subaccounts and Fixed Account pursuant to your then current investment option allocation instructions. Any repayment due under the loan that is unpaid for 90 days will cause the loan balance to become immediately due without notice. The loan will then be treated as a deemed Policy distribution and reported as income to be taxed to the Owner.

         Policy Distributions, including Annuity Income Payments
         While a loan is outstanding, any Policy distributions made, including annuity income payments, will be reduced by the amount of the outstanding loan plus accrued interest.

         Transferring the Policy
         We reserve the right to restrict any transfer of the Policy while a loan is outstanding.

         DEATH BENEFITS

         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
        Your Policy being in force;
        Receipt of Due Proof of Death of the first Owner to die;
        Election of an annuity income option; and Proof that the Owner died before any annuity payments begin.

DESIGNER ANNUITY                      -24-

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, death benefit proceeds will be calculated when we receive satisfactory proof of death and instructions, in proper form, from each beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.


         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Owner's Death section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary. The death benefit equals the larger of:
          - your Policy value (without deduction of the withdrawal charge) on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
          -    the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner
Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX B.

o        Table Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

DESIGNER ANNUITY                      -25-

                    If death occurs before the Annuity Date:
---------------------- ------------------------- --------------------- --------------------------------------------------
If the deceased is...  and...                    and...                then the...
---------------------- ------------------------- --------------------- --------------------------------------------------
any Policy Owner       - - -                     - - -                 Policy beneficiary receives the death benefit.
---------------------- ------------------------- --------------------- --------------------------------------------------
any Policy Owner       there is no surviving     the beneficiary is    surviving spouse may elect to become the Policy
                       joint Policy Owner or it  the Policy Owner's    Owner and continue the Policy, or may have the
                       is the deceased Owner's   surviving spouse      Policy end and receive the death benefit.
                       spouse
---------------------- ------------------------- --------------------- ---------------------------------------------
the annuitant          a Policy Owner is living  there is no named     the Policy continues with the Policy Owner
                                                 contingent or joint   as the Policy annuitant unless the Owner
                                                 annuitant             names a new annuitant.
---------------------- ------------------------- --------------------- ---------------------------------------------
the annuitant          the Policy Owner is a     - - -                 the annuitant's death is treated as a
                       non-person                                      Policy Owner's death.
---------------------- ------------------------- --------------------- ---------------------------------------------
an annuitant           a Policy Owner is living  the contingent or     contingent annuitant becomes the annuitant,
                                                 joint annuitant is    and the Policy continues.
                                                 living
---------------------- ------------------------- --------------------- ---------------------------------------------

                  If death occurs on or after the Annuity Date:
---------------------- -------------------- ------------------------------------------------------------------------
If the deceased is...  and...               then the...
---------------------- -------------------- ------------------------------------------------------------------------
any Policy Owner       there is a living    surviving Policy Owner remains as Owner for purposes of distributing any
                       joint Owner, and     remaining Policy proceeds pursuant to the annuity income option then in
                       the annuitant is     effect. If the annuity benefit payee was the deceased Policy Owner, the
                       living               surviving Owner receives the proceeds. If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------- -------------------- ------------------------------------------------------------------------
any Policy Owner       there is no          Policy beneficiary becomes the Policy Owner for purposes of
                       surviving joint      distributing any remaining Policy proceeds pursuant to the annuity
                       Owner, and           income option then in effect.  If the annuity benefit payee was the
                       the annuitant is     Owner, then the Policy beneficiary receives the proceeds.  If the
                       living               payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------- -------------------- ------------------------------------------------------------------------
any Policy annuitant   any Policy Owner     Policy Owner (or other named payee) receives distribution of any
                       is living            remaining Policy proceeds pursuant to the annuity income option then in effect.
---------------------- -------------------- ------------------------------------------------------------------------
the annuitant          the annuitant is     Policy beneficiary becomes the Policy Owner for purposes of distributing
                       also the Policy      any remaining Policy proceeds pursuant to the annuity income option then
                       Owner                in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds. If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
---------------------- -------------------- ------------------------------------------------------------------------

o        y Optional Guaranteed Minimum Death Benefit Features
         You may elect one of three optional Guaranteed Minimum Death Benefit features, for a charge. Your election must be made when the Policy is issued, and only if you and the Annuitant are then not older than age 70. Your election cannot be changed or revoked. Each feature ends at your age 85. Under these features, if the Owner is not a natural person, you cannot change the annuitant after the guaranteed minimum death benefit feature is elected. Each of the options provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these optional features.

         y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
           -------------------------------------------------------------
         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:
          (a)  the Policy value at the time Due Proof of Death is received,
          (b)  the sum of premiums paid less withdrawals, or
          (c) the guaranteed minimum death benefit on the Policy Anniversary when the most recent death benefit "step-up occurred.
The "step-up" interval is stated in your Policy's schedule page for this feature. For your attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After your 85th birthday, the guaranteed minimum death benefit is $0, so that the death benefit is just the standard death benefit available under the Policy.

         y Optional 5% Roll-up Guaranteed Minimum Death Benefit
           ----------------------------------------------------
         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of:
          (a)  the current Policy value, or
          (b) the total premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, up to a maximum of 200% of net premiums.

DESIGNER ANNUITY                      -26-

For your attained ages 80-85, the guaranteed minimum death benefit amount is the guaranteed minimum death benefit on your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. After your 85th birthday, the guaranteed minimum death benefit is $0, so that the death benefit is just the standard death benefit available under the Policy.

         y Optional "Greater of" Guaranteed Minimum Death Benefit
           ------------------------------------------------------
         At Policy issue, the guaranteed minimum death benefit amount is the amount of the initial premium. Thereafter, the guaranteed minimum death benefit amount for a given Policy Year is equal to the greater of the guaranteed minimum death benefit amount payable under either the optional Annual Ratchet guaranteed minimum death benefit feature, or the optional 5% Roll-up guaranteed minimum death benefit feature.

         ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income option.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be subject to a withdrawal charge.
       -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

DESIGNER ANNUITY                      -27-

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.


FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------
         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

         Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

DESIGNER ANNUITY                      -28-

         Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the Owner;
          o    if the taxpayer is defined as totally disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

         Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

         Taxation of Death Proceeds
         A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.


         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

         Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

         Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans including.
         o Tax Sheltered Annuities, Code Section 403(b); |X| Individual Retirement Annuities (IRAs), Code Section 408(b);
         o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
         o    Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
              Section 408(p); and
         o    Roth IRAs, Code Section 408A.

DESIGNER ANNUITY                      -29-

         The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy.

         On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code
Section 403(b). While most of these provisions became effective January 1, 2009, the new regulations on tax-free exchanges of contracts became effective September 24, 2007. The new 403(b) regulations allow for the exchange of annuity contracts if the plan sponsor (employer) and the contract provider (insurance company) agree to share certain information. This contrasts with prior rules, when a contract Owner (employee) and the insurer(s) could complete an exchange without directly involving the plan sponsor.

         Therefore, Ameritas is suspending 403(b) exchanges (both incoming and outgoing) and 403(b) trustee-to-trustee transfers until we have an information sharing agreement with the 403(b) plan sponsors that is consistent with the new regulations. We will follow the IRS Regulations to help assure that the steps we and your plan sponsors take will maintain the tax-deferred nature of your 403(b) contract. If you must discontinue your 403(b) annuity while exchanges are suspended, you may submit paperwork to initiate a withdrawal or a rollover to an IRA or to another qualified plan, if a distributable event has occurred (such as attainment of age 59 1/2, severance from employment, death, disability, or qualified reservist distribution and circumstances allow). Our Service Center is available to assist you with any of your contract needs.

         Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).


DESIGNER ANNUITY                      -30-

MISCELLANEOUS
--------------------------------------------------------------------------------
         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. Prior to May 1, 2007, AVLIC issued the Policy. Effective May 1, 2007, AVLIC merged with and into Ameritas ("Merger"). AVLIC was a wholly-owned subsidiary of Ameritas. On the date of the Merger, Ameritas Life Insurance Corp. acquired from AVLIC all of AVLIC's assets, and became directly liable for AVLIC's liabilities and obligations with respect to all policies issued by AVLIC then outstanding.

         The Merger was approved by the boards of directors of Ameritas and AVLIC. The Merger also received regulatory approval from the State of Nebraska Department of Insurance, the state of domicile of Ameritas and AVLIC. The Merger did not affect the terms of, or the rights and obligations under your Policy, other than to reflect the change to the company that guarantees your Policy benefits from AVLIC to Ameritas. You will receive a Policy endorsement from Ameritas that reflects the change from AVLIC to Ameritas. The Merger also did not result in any adverse tax consequences for any Policy owners.

         On April 1, 2002 AVLIC entered into an Assumption Reinsurance Agreement with our affiliate Acacia National Life Insurance Company ("Acacia National"), which included the Designer Annuity Policies issued by Acacia National. Under the Assumption Reinsurance Agreement, upon receipt of required approval AVLIC assumed all obligations under the Policies. Your rights and benefits under the Policy with AVLIC, and now with Ameritas, remain identical to the rights and benefits you had with Acacia National.

         Ameritas is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company. Our home address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). The UNIFI companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         Ameritas relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a direct majority owned subsidiary of ours, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to all distributors may be up to a total of 7% of premiums. We may also pay other distribution expenses such as production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2009, we paid no conference sponsorship fees. We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the minority owner (20%) of AIC. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES and CHARGES EXPLAINED sections.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

DESIGNER ANNUITY                      -31-

APPENDIX A: Accumulation Unit Values
--------------------------------------------------------------------------------

   The following table shows Accumulation Unit values ("AUVs") for the Subaccounts that fund obligations of Ameritas Variable Separate Account VA (the "Registrant") under variable annuity Policies offered by this prospectus. Designer Annuity AUVs are shown as of the close of business each December 31, which marks the beginning and end of each fiscal period. The table also provides the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated for the Designer Annuity, as well as accumulation units for the Registrant's Allocator 2000 Annuity policies, which are also no longer offered for sale, but for which the Registrant may continue to accept payments. Policy expenses vary for each of the Registrant's variable annuities; therefore, Designer Annuity AUVs are not representative of values for the Allocator 2000 Annuity. The accumulation unit value history begins prior to April 1, 2002, when the Policies were offered by Acacia National Life Insurance Company.

         The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

DESIGNER ANNUITY                    - A:1 -             Accumulation Unit Values

DESIGNER ANNUITY                    - A:2 -             Accumulation Unit Values

DESIGNER ANNUITY                    - A:3 -             Accumulation Unit Values

-------------------------------------------------- -------- ------------- ---------------- ----------------------------
                                                                              Designer             Number (#) of
                                                                Value       Value ($) at        Accumulation Units
  Subaccount (inception date)                        YEAR      ($) at       End of Year          At End of Year
                                                             Inception     (December 31)         (December 31)
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
                                                                                              Designer      Allocator
                                                                                              Annuity        Annuity
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
THE ALGER PORTFOLIOS
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Alger  Large Cap Growth Portfolio, Class        2000                                                      594,283
1-2 (05/01/2001)                                     2001           10.00          36.620        10,414        625,318
                                                     2002                          24.326        14,841        424,570
                                                     2003                          32.602        12,924        437,402
                                                     2004                          34.103        10,432        363,684
                                                     2005                          37.886         8,038        237,638
                                                     2006                          39.501         7,536        189,945
                                                     2007                          46.977         5,540        148,095
                                                     2008                          25.081         6,213        105,587
                                                     2009                          36.700         3,726         71,477
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Alger Mid Cap Growth Portfolio, Class 1-2       2000                                                      278,773
(05/01/2001)                                         2001           10.00          17.600         9,625        302,112
                                                     2002                          12.296        19,521        185,390
                                                     2003                          18.019        19,409        201,613
                                                     2004                          20.197        19,414        167,933
                                                     2005                          21.994        14,606        110,077
                                                     2006                          24.021        11,887         85,731
                                                     2007                          31.333         9,836         66,782
                                                     2008                          12.938         7,272         39,720
                                                     2009                          19.461         7,050         34,361

-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Alger Small Cap Growth Portfolio, Class 1-2     2000                                                      433,445
(05/01/2001)                                         2001           10.00          16.490         3,437        454,240
                                                     2002                          12.059         2,147        209,765
                                                     2003                          17.021         1,590        209,551
                                                     2004                          19.673         1,900        151,808
                                                     2005                          22.801         1,609        114,672
                                                     2006                          27.135         1,410         79,409
                                                     2007                          31.543         1,739         62,195
                                                     2008                          16.701         1,228         32,967
                                                     2009                          24.096         1,112         27,055
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
CALVERT VARIABLE PRODUCTS, INC.
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Calvert VP EAFE International Index             2005           70.86          81.447         1,745          5,862
Portfolio (05/01/2005)                               2006                         101.405         1,287          5,238
(Summit EAFE International Index Portfolio prior     2007                         110.697           749          4,258
to 5/1/10)                                           2008                          62.911           346          3,243
                                                     2009                          79.754           499          3,060
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Ameritas Money Market (05/01/2005)              2005            1.00           1.018       256,671      3,061,130
                                                     2006                           1.058       240,956      2,537,502
                                                     2007                           1.102       462,313      2,731,304
                                                     2008                           1.126       450,281      2,443,844
                                                     2009                           1.126       164,987      2,093,935
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
CALVERT VARIABLE SERIES, INC.
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Calvert VP Money Market Portfolio               2005            1.00           1.018       256,671      3,061,130
(05/01/2005)                                         2006                           1.058       240,956      2,537,502
(Ameritas Money Market  prior to 05/01/2010)         2007                           1.102       462,313      2,731,304
                                                     2008                           1.126       450,281      2,443,844
                                                     2009                           1.126       164,987      2,093,935
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Calvert VP SRI Balanced Portfolio               2000                                                      162,939
(05/01/2001)                                         2001           10.00           1.860       141,646        187,215
(CVS Social Balanced Portfolio prior to 5/1/2010)
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------

DESIGNER ANNUITY                    - A:4 -             Accumulation Unit Values

-------------------------------------------------- -------- ------------- ---------------- ----------------------------
                                                                              Designer             Number (#) of
                                                                Value       Value ($) at        Accumulation Units
  Subaccount (inception date)                        YEAR      ($) at       End of Year          At End of Year
                                                             Inception     (December 31)         (December 31)
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
                                                                                              Designer      Allocator
                                                                                              Annuity        Annuity
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
                                                     2002                           1.617       177,323        149,699
                                                     2003                           1.913       178,339        234,502
                                                     2004                           2.053       205,996        190,819
                                                     2005                           2.151       194,492        114,211
                                                     2006                           2.320       182,317         84,652
                                                     2007                           2.364       168,844         73,584
                                                     2008                           1.609       150,178         48,865
                                                     2009                           1.999       111,547         37,161
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Calvert VP SRI Mid Cap Growth Portfolio         2000                                                       93,612
(05/01/2010)                                         2001           10.00          27.160         1,326        118,812
(CVS Social Mid Cap Growth Portfolio prior to        2002                          19.331         3,244         74,593
05/01/2010)                                          2003                          25.240         3,312         85,764
                                                     2004                          27.362         4,098         75,495
                                                     2005                          27.245         3,941         46,125
                                                     2006                          28.873         3,867         29,411
                                                     2007                          31.537         7,787         48,614
                                                     2008                          19.639         6,264         45,684
                                                     2009                          25.708         5,944         41,090
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
DREYFUS Service Shares
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Stock Index (10/17/2002)                        2002           13.59          13.596             0        150,731
                                                     2003                          17.227             0        166,931
                                                     2004                          18.814             0        112,980
                                                     2005                          19.444             0         82,465
                                                     2006                          22.169             0         64,701
                                                     2007                          23.032             0         53,127
                                                     2008                          14.290             0         33,143
                                                     2009                          17.821             0         29,756
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
DWS INVESTMENTS VIT FUNDS
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     DWS Equity 500 Index VIP Portfolio, Class A     2000                                                      711,126
(5/01/2000)                                          2001           10.00          12.040        30,705        833,340
                                                     2002                           9.276        53,267        581,626
                                                     2003                          11.787        52,179        549,723
                                                     2004                          12.925        42,427        442,017
                                                     2005                          13.416        39,813        336,830
                                                     2006                          15.368        34,517        254,315
                                                     2007                          16.044        17,849        211,092
                                                     2008                           9.998        18,931        178,767
                                                     2009                          12.523        11,801        140,937
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     DWS Small Cap Index VIP Portfolio, Class A      2000                                                      124,507
(5/01/2000)                                          2001           10.00          11.280         6,527        126,894
                                                     2002                           8.885        11,532         62,566
                                                     2003                          12.900        11,626         77,985
                                                     2004                          15.062        11,075         73,163
                                                     2005                          15.571        11,315         58,951
                                                     2006                          18.141         9,766         45,500
                                                     2007                          17.646        10,088         40,263
                                                     2008                          11.526         7,883         34,486
                                                     2009                          14.465         7,304         32,052
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Fidelity(R) VIP Contrafund(R) Portfolio,        2000                                                       37,509
Service Class 2 (05/01/2001)                         2001           10.00          19.940           246         34,586
                                                     2002                          17.871         2,228         39,989
                                                     2003                          22.717         3,851         50,185
                                                     2004                          25.939         5,921         60,570
                                                     2005                          30.002         7,529         68,881
                                                     2006                          33.151         6,826         57,389
                                                     2007                          38.557         5,871         51,653
                                                     2008                          21.909         3,720         39,917
                                                     2009                          29.430         4,906         35,939
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------

DESIGNER ANNUITY                    - A:5 -             Accumulation Unit Values

-------------------------------------------------- -------- ------------- ---------------- ----------------------------
                                                                              Designer             Number (#) of
                                                                Value       Value ($) at        Accumulation Units
  Subaccount (inception date)                        YEAR      ($) at       End of Year          At End of Year
                                                             Inception     (December 31)         (December 31)
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
                                                                                              Designer      Allocator
                                                                                              Annuity        Annuity
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Fidelity(R) VIP Equity-Income Portfolio,        2000                                                       81,409
Service Class 2 (05/01/2001)                         2001           10.00          22.500        16,085        137,223
                                                     2002                          18.480        22,051        114,555
                                                     2003                          23.826        22,466        110,480
                                                     2004                          26.278        21,748        102,702
                                                     2005                          27.508        18,261         79,184
                                                     2006                          32.713        15,170         46,725
                                                     2007                          32.848        11,244         36,012
                                                     2008                          18.626         8,311         30,961
                                                     2009                          23.988         7,754         26,231
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Fidelity(R)VIP High Income Portfolio, Service   2000                                                       20,326
Class 2 (05/01/2001)                                 2001           10.00           6.340        10,951         30,006
                                                     2002                           6.496        11,706         19,666
                                                     2003                           8.164        11,867         36,727
                                                     2004                           8.854        11,445         22,954
                                                     2005                           8.983         1,140         15,147
                                                     2006                           9.889         1,129         10,168
                                                     2007                          10.055        11,150          9,103
                                                     2008                           7.463         3,016          8,388
                                                     2009                          10.616         2,520          5,171
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST.
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Templeton Foreign Securities Fund, Class 2      2000                                                       32,565
(05/01/2001)                                         2001           10.00          15.410             0          3,723
                                                     2002                           9.442        11,259         75,592
                                                     2003                          12.379        12,825         76,487
                                                     2004                          14.548        13,138         72,669
                                                     2005                          15.893         9,696         62,002
                                                     2006                          19.138         7,182         43,335
                                                     2007                          21.909         6,306         31,472
                                                     2008                          12.952         6,072         25,861
                                                     2009                          17.600         4,776         21,250
-----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Neuberger Berman AMT Growth Portfolio,          2000                                                      133,311
Class I (05/01/2001)                                 2001           10.00          11.470         2,705        153,560
                                                     2002                           7.832         8,864        145,012
                                                     2003                          10.204         9,071        160,708
                                                     2004                          11.797         8,629        123,375
                                                     2005                          13.277         8,465         97,670
                                                     2006                          15.017         5,669         70,769
                                                     2007                          18.269         3,580         55,843
                                                     2008                          10.202         3,182         48,035
                                                     2009                          13.187         2,303         39,603
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Neuberger Berman AMT Short Duration Bond        2000                                                      637,700
Portfolio, Class I  (05/01/2001)                     2001           10.00          13.410        42,862        642,486
                                                     2002                          14.011        57,653        695,832
                                                     2003                          14.230        62,279        584,851
                                                     2004                          14.219        57,082        433,393
                                                     2005                          14.303        38,227        323,033
                                                     2006                          14.779        34,620        271,896
                                                     2007                          15.353        20,957        237,508
                                                     2008                          13.178        13,173        160,812
                                                     2009                          14.809        18,200        142,373
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Neuberger Berman AMT Partners Portfolio,        2000                                                      167,016
Class I (05/01/2001)                                 2001           10.00          15.040         8,035        163,698
                                                     2002                          11.310        11,058        133,846
                                                     2003                          15.149        10,286        134,104
                                                     2004                          17.871         9,956        114,656
                                                     2005                          20.919        11,377        101,606
                                                     2006                          23.282        11,416         81,575
                                                     2007                          25.240         8,484         68,294
                                                     2008                          11.914         7,279         74,461
                                                     2009                          18.437         5,725         55,650
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------

DESIGNER ANNUITY                    - A:6 -             Accumulation Unit Values

-------------------------------------------------- -------- ------------- ---------------- ----------------------------
                                                                              Designer             Number (#) of
                                                                Value       Value ($) at        Accumulation Units
  Subaccount (inception date)                        YEAR      ($) at       End of Year          At End of Year
                                                             Inception     (December 31)         (December 31)
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
                                                                                              Designer      Allocator
                                                                                              Annuity        Annuity
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Oppenheimer Capital Appreciation Fund/VA,       2000                                                      308,108
Non-Service Shares (05/01/2001)                      2001           10.00          36.440         6,031        333,700
                                                     2002                          26.423        11,575        202,957
                                                     2003                          34.307         9,549        211,498
                                                     2004                          36.376         9,651        176,520
                                                     2005                          37.909         5,864        118,643
                                                     2006                          40.578         4,420         76,755
                                                     2007                          45.926         4,665         54,207
                                                     2008                          24.809         4,280         40,103
                                                     2009                          35.551         2,401         34,553
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Oppenheimer High Income Fund/VA,                2000                                                      161,548
Non-Service Shares (05/01/2001)                      2001           10.00           8.510         8,319        163,131
                                                     2002                           8.239        20,212         88,984
                                                     2003                          10.127        22,944         88,830
                                                     2004                          10.942        18,552         81,460
                                                     2005                          11.101         8,114         56,417
                                                     2006                          12.044         8,052         47,161
                                                     2007                          11.930        10,555         38,407
                                                     2008                           2.523         9,193         24,310
                                                     2009                           3.135         2,251         20,906
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Oppenheimer Main Street Fund/VA,                2000                                                      539,455
Non-Service Shares (05/01/2001)                      2001           10.00          18.910        14,150        588,711
                                                     2002                          15.226        15,916        387,573
                                                     2003                          19.132        15,803        372,977
                                                     2004                          20.764        13,182        310,566
                                                     2005                          21.820        11,851        207,537
                                                     2006                          24.887         8,899        151,370
                                                     2007                          25.768         7,361        126,232
                                                     2008                          15.721         6,231        109,488
                                                     2009                          19.997         4,508         90,449
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Mid/Cap/VA, Non-Service Shares (05/01/2001)     2000                                                      187,745
                                                     2001           10.00          40.560         2,227        205,988
                                                     2002                          29.040         2,105        143,743
                                                     2003                          36.164         1,768        135,994
                                                     2004                          42.949         1,820        111,240
                                                     2005                          47.838         1,682         89,144
                                                     2006                          48.837         1,499         72,490
                                                     2007                          51.489         1,355         62,278
                                                     2008                          26.003         1,499         48,093
                                                     2009                          34.190           676         37,630
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Oppenheimer Strategic Bond Fund/VA,             2000                                                      256,197
Non-Service Shares (05/01/2001)                      2001           10.00           4.600        48,290        262,085
                                                     2002                           4.902        47,258        188,093
                                                     2003                           5.739        42,920        182,753
                                                     2004                           6.184        52,033        157,215
                                                     2005                           6.295        57,694        146,368
                                                     2006                           6.709        62,923        121,441
                                                     2007                           7.297        54,936        105,261
                                                     2008                           6.207        48,014         79,942
                                                     2009                           7.314        28,090         58,641
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
VAN ECK
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------
     Worldwide Hard Assets (05/01/2001)              2000                                                      175,174
                                                     2001           10.00          10.650         5,054        169,466
                                                     2002                          10.255         5,143        125,115
                                                     2003                          14.753         6,233        113,363
                                                     2004                          18.135         4,823         85,314
                                                     2005                          27.275         4,195         58,224
                                                     2006                          33.669         2,835         42,832
                                                     2007                          48.525         2,840         32,209
                                                     2008                          25.921         2,782         27,079
                                                     2009                          40.491         2,314         22,722
-------------------------------------------------- -------- ------------- ---------------- ------------- --------------

DESIGNER ANNUITY                    - A:7 -             Accumulation Unit Values

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------
Disclosure Summary for IRA, SEP IRA, SIMPLE IRA, and Roth IRA plans....Page B: 1
Disclosure Summary for 403(b) Tax Sheltered Annuity plan...............Page B: 6

------------------------------------------- ------------------------------------
DISCLOSURE SUMMARY                          For annuity policies issued as a:
                                            |     Regular IRA

                                            |     SEP IRA

AMERITAS LIFE INSURANCE CORP.               |     SIMPLE IRA
                                            |     Roth IRA
------------------------------------------- ------------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW
This disclosure is applicable when our variable annuity Policy is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA
-----------
Eligibility
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA," which is described below.

Annual Contribution Limits
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit of $5,000 in 2010 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or

Ameritas Life Insurance Corp.        -B:1-         Tax Qualified Plan Disclosure
earned income. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are as follows:

       Married Filing Jointly Single/Head of Household

Year          AGI                     AGI
---------------------------------------------------
2010     $89,000 - $ 109,000     $56, 000 - $66,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $167,000 and the deductible contribution for you is phased out between $167,000 and $177,000 of AGI.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Regular IRA During Your Life
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken. *

Ameritas Life Insurance Corp.        -B:2-         Tax Qualified Plan Disclosure

Distributions From Your Regular IRA After Your Death
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or
2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Regular IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Regular IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.

Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as Regular IRAs.

Ameritas Life Insurance Corp.        -B:3-         Tax Qualified Plan Disclosure

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2010. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 , so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning after 2009, the Annual Contribution Limits will be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $105,000. Your ability to contribute to your Roth IRA is phased out at $120,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $167,000. Your ability to contribute to your Roth IRA is phased out at $177,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows: ? You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax. ? If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Ameritas Life Insurance Corp.        -B:4-         Tax Qualified Plan Disclosure

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a Regular IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. Conversions in 2010 can be included in taxable income ratably in 2011 and 2012.. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Regular IRA to a Roth IRA

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Regular IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------
Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------
We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax Qualified Plan Disclosure

-------------------------------------------- -----------------------------------
DISCLOSURE SUMMARY                           For annuity policies issued as a:
                                                   TAX SHELTERED ANNUITY
AMERITAS LIFE INSURANCE CORP.                      Under IRC Section 403(b)
-------------------------------------------- -----------------------------------

The Policy may be purchased by your employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b). This section provides a summary of benefits afforded a tax-qualified retirement plan under IRC 403(b), and the prospectus' CHARGES and CHARGES EXPLAINED sections describe applicable costs. You should refer to the Policy and Riders for a full description of the benefits and charges of purchasing the Policy for an IRC 403(b) plan.

NOTICE REGARDING EXCHANGES
--------------------------
On July 26, 2007, the Internal Revenue Service ("IRS") published new regulations for tax sheltered annuity contracts under Internal Revenue Code Section 403(b). Please see the FEDERAL INCOME TAX MATTERS section of this prospectus for more information.

CONTRIBUTIONS
-------------
Contributions under the Policy must be remitted by the employer. You may, if permitted by the applicable 403(b) plan documents and with our agreement, (i) transfer to the Policy any amount held under a contract or account that meets the requirements of IRC Section 403(b) ("Transferred Funds"), or (ii) roll over contributions from a contract or account that meets the requirements of IRC Sections 403(b) or 408(d)(3)(A)(iii). If you make a transfer as described in (i) above, you must tell us the portion, if any, of the Transferred Funds which are
(a) exempt from the payment restrictions described below and (b) eligible for delayed distribution under the Required Minimum Distribution provision below. If you do not tell us, then we will treat all such amounts as being subject to the applicable tax restrictions. Any Transferred Funds from a contract not issued by us will be reduced by the amount of any tax charge that applies, as we determine.

Contributions to the Policy are limited to your exclusion allowance for the year computed as required by IRC Sections 403(b), 415, and 402(g), which is $16,500 for 2010. Unless this Policy is purchased under an ERISA Plan and "employer contributions" may be made, all contributions are made by your employer under a salary reduction agreement you enter into with your employer. Your salary reduction contributions are "elective deferrals" and cannot exceed the elective deferral limitations under IRC Section 402(g) which apply to this Policy and all other 403(b), 401(k), or SIMPLE plans, contracts or arrangements with your employer. If contributions to the Policy inadvertently cause the excess deferral limit to be violated, such deferrals must be distributed by April 15 of the following calendar year, subject to any Policy withdrawal charge that may be applicable.

In the case of an individual who is 50 or older, the annual cash contribution limit is increased by $5,500 for 2009. This amount may be increased for inflation in future years.

Notwithstanding any provision of the Policy to the contrary, contributions will be permitted with respect to qualified military service in accordance with the requirements of IRC Section 414(u), if applicable, and limited to limits imposed by IRC Section 403(b).

We reserve the right to reject or refund any contributions when we believe doing so is necessary for the Policy to comply with IRC Section 403(b) or the Plan.

LOANS
-----
For 403(b) TSA Policies issued after January 1, 2002, we may charge a reasonable fee (currently $25; guaranteed maximum is $40) for each loan as loan origination expenses; however, this fee will be waived if loan repayment is established on an automatic basis.

Other loan provisions are described in this Prospectus' DISTRIBUTION section Loans provision.

DISTRIBUTIONS
-------------
When Annuity Income Payments Begin
Your selection of an Annuity Date for annuity income payments to begin is subject to the maximum maturity age, if any, stated in the Policy Data pages. If you choose an Annuity Date later than age 70 1/2, you must withdraw at least the required minimum distribution required by tax regulations that apply, unless you elect to satisfy these requirements through other 403(b) arrangements you may have.

Permitted Distributions
-----------------------
Distributions of Policy value in the case of salary reduction contributions will only be permitted:
     o    upon the Owner's severance of employment;
     o    after the Owner's age 59 1/2;
     o    due to disability within the meaning of IRC Section 72(m)(7);
     o    due to financial hardship;
     o    qualified reservist distribution.

Distributions may be further restricted if we are notified of more restrictive Plan limits. Withdrawal charges may apply to distributions.

Despite the distribution restrictions stated above, we will permit distributions of salary deferrals in excess of IRC limits contributed to the Policy, and any allocable gain or loss, including that for the "gap period" between the end of the taxable year and distribution date,

Ameritas Life Insurance Corp.        -B:6-         Tax Qualified Plan Disclosure
provided you notify us in writing by March 1 of the year following the taxable year of the excess deferral and certify the amount of the excess deferral.

Distributions attributable to contributions transferred from a custodial account qualified under IRC Section 403(b)(7) or from an annuity under IRC Section 403(b)(1) shall be subject to the same or, where there has been more than one transfer, more stringent distribution requirements as they were subject to prior to the transfer, unless otherwise permitted by law or regulation.

Trustee-to-trustee transfers to another 403(b) qualified plan are not considered a distribution and are not restricted. However, the applicable plans document must both permit the transfer.

If the Owner's employer has established an ERISA plan under IRC Section 403(b), any distributions under this Policy will be restricted, as provided in IRC Sections 401(a)(11) and 417.

Direct Rollover Option
A distributee under the Policy, or the distributee's surviving spouse, or the spouse of the distributee's former spouse who is an alternate payee under a qualified domestic relations order (as defined in IRC Section 414(p)) (collectively, the "distributee" for purposes of this paragraph), may elect to have any portion of an eligible distribution paid directly to an eligible retirement plan specified by the distributee as a direct rollover. (For purposes of a direct rollover, an eligible retirement plan includes 403(b) annuity policies, qualified retirement plans under 401(a), 401(k) plans, IRAs and 457 governmental plans.) The direct rollover option is not available to the extent that a minimum distribution is required under IRC Section 401(a)(9). The direct rollover option also does not apply to Policy distributions permitted and made on account of a hardship. We reserve the right to determine the amount of the required minimum distribution.

If Policy annuity payments have already begun, a direct rollover option does not apply to those payments being paid: (a) in substantially equal periodic payments for a period of ten years or more; or, (b) as part of a life annuity.

Required Minimum Distributions
Distributions under the Policy made on or after January 1, 2003 will be subject to Required Minimum Distribution requirements of IRC Section 401(a)(9) pursuant to final and temporary regulations issued by the IRS in 2002.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the IRC requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death.

If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:
     (a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

     (b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

CONVERSION OF A 403(b) POLICY TO A NON-403(b) QUALIFIED POLICY

         The IRC only permits you to maintain a 403(b) Policy while you are covered under a 403(b) Plan. Upon no longer being covered under a 403(b) plan, you may "roll over" some or all of your 403(b) Policy assets into another tax-qualified annuity policy, including an Individual Retirement Annuity policy. Should you need to exercise such a rollover, you may elect to convert your existing 403(b) Policy with us into an IRA Policy. Because certain distributions are permitted under IRC Section 403(b) that are not permitted for IRAs, any conversion may result in a loss of certain benefits (such as 403(b) permitted hardship withdrawals). Upon such a conversion, your 403(b) Tax Sheltered Annuity Endorsement (and related charges) will be replaced with an Individual Retirement Annuity Endorsement (and any related charges) to assure continued compliance of your Policy with applicable tax law. You will receive full disclosure about the effect of any such conversion prior to making your election.

Ameritas Life Insurance Corp.        -B:7-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:8-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:9-         Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:10-        Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:11-        Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:12-        Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:13-        Tax Qualified Plan Disclosure

Ameritas Life Insurance Corp.        -B:14-        Tax Qualified Plan Disclosure

                                    THANK YOU

for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment options underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:


                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550

                             Lincoln, Nebraska 68501
                                       or

                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                           Interfund Transfer Request
                              Fax: 1-402-467-7923
                                www.ameritas.com


                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.


         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

         A Statement of Additional Information dated May 1, 2010, other information about the Separate Account and Ameritas plus, contains more details concerning the disclosures in this prospectus.
         For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," select "file number," then type in "333-142492"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                             Begin on
                                               Page
------------------------------------------ -----------
General Information and History                1
Services
------------------------------------------ -----------
Purchases of Securities                        2
Underwriter

Calculation of Performance                     3
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields
------------------------------------------ -----------
Other Information                              5
Service Marks and  Copyright
Financial Statements
------------------------------------------ -----------

(C) 2010 Ameritas Life Insurance Corp.

                       Ameritas Life Insurance Corp. Logo
                                 A UNIFI Company

DESIGNER ANNUITY                  Last Page    SEC Registration Number 811-21135

Statement of Additional Information:  May 1, 2010
to accompany Policy Prospectuses dated May 1, 2010

                                            [Ameritas Life Insurance Corp. Logo]
                                                                 A UNIFI Company

VARIABLE ANNUITY POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT VA

         TABLE OF CONTENTS                   Page
                                             ----

General Information and History                 1
Services

Purchase of Securities Being Offered            2
Underwriters

Calculation of Performance                      3
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Yields

Other Information                               5
Service Marks and Copyrights
Licensing Agreement
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us through our Web site at www.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.


                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by UNIFI Mutual Holding Company ("UNIFI"), a Nebraska mutual insurance holding company. "UNIFI Companies" is a marketing name for the subsidiaries of UNIFI. The UNIFI Companies are a diversified family of financial services businesses. For a complete list of the UNIFI Companies and their products and services, visit the UNIFI Companies' web site at www.unificompanies.com. Each UNIFI company is solely responsible for its own financial condition and contractual obligations.

Prior to May 1, 2007, the Policies described in this Statement of Additional Information and in the prospectus were insured by Ameritas Variable Life Insurance Company ("AVLIC"). Effective May 1, 2007, AVLIC merged into Ameritas, AVLIC's former parent. Ameritas Variable Separate Account VA is now a separate investment account of Ameritas. Policies previously insured by AVLIC now are Policies of Ameritas, which will service and maintain those Policies in accordance with their terms.

                                    SERVICES

The statutory statements of admitted assets, liabilities and capital and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2009 and 2008, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009

AMERITAS VARIABLE SEPARATE ACCOUNT VA        STATEMENT OF ADDITIONAL INFORMATION
                                      SAI:1
have been audited by_______________________, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA as of December 31, 2009, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Affiliates of Ameritas provide administrative services to Ameritas relating to policies offered by its separate accounts, including Ameritas Variable Account VA (the "Registrant"). These services are provided under the UNIFI companies' General Administrative Services Agreement dated January 1, 2006 (the "Agreement"). Under the terms of the Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas. The Agreement is not an agreement of the Registrant, nor are the services under the Agreement provided to the Registrant. For the services provided to Ameritas for Ameritas commissioned variable annuities, which included the products of the Registrant, Ameritas paid the following amounts to the listed affiliates in the last three years:

                                                       --------------- --------------- ---------------
     AFFILIATE: *                                YEAR:       2007            2008            2009
     ------------------------------------------------- --------------- --------------- ---------------
     The Union Central Life Insurance Company             $42,277         $45,770        $128,937
     ------------------------------------------------- --------------- --------------- ---------------
     Acacia Life Insurance Company                        $28,712         $12,417          $8,600
     ------------------------------------------------- --------------- --------------- ---------------
      * Each affiliate listed became a wholly-owned subsidiary of Ameritas in 2009.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


                             PURCHASES OF SECURITIES

ALLOCATOR 2000 ANNUITY and DESIGNER ANNUITY flexible premium variable deferred annuity policies are no longer offered for sale. The Policies were sold by licensed insurance agents in states where the Policies could lawfully be sold. The agents who sold the Policies were registered representatives of broker-dealers that were registered under the Securities Exchange Act of 1934 ("1934 Act") and members of Financial Industry Regulatory Authority ("FINRA"). The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA.


                                   UNDERWRITER

Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska, serves as the underwriter and distributor for the Policies in the Separate Account, listed above. AIC is a majority-owned subsidiary of ours.

                                                                  ----------------- ---------------- ----------------
                                                           YEAR:        2007             2008             2009
----------------------------------------------------------------- ----------------- ---------------- ----------------
Variable annuity commissions the Depositor paid to AIC that was
paid to other broker-dealers and representatives (not kept by          $98,460          $104,049         $53,978
AIC).
----------------------------------------------------------------- ----------------- ---------------- ----------------
Variable annuity commission earned and kept by AIC.                         $0                $0              $0
----------------------------------------------------------------- ----------------- ---------------- ----------------
Fees AVLIC paid to AIC for variable annuity Principal                       $0                $0            $210
Underwriter services.
----------------------------------------------------------------- ----------------- ---------------- ----------------

AMERITAS VARIABLE SEPARATE ACCOUNT VA        STATEMENT OF ADDITIONAL INFORMATION
                                      SAI:2

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

AMERITAS VARIABLE SEPARATE ACCOUNT VA        STATEMENT OF ADDITIONAL INFORMATION
                                      SAI:3

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                           YIELD=2[(a - b +1)(6) - 1]
                                    -----
                                     cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, so no Policy fee is currently applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

AMERITAS VARIABLE SEPARATE ACCOUNT VA        STATEMENT OF ADDITIONAL INFORMATION
                                      SAI:4

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at www.sec.gov, select "Search for Company Filings," then type file number "333-142492" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)


                          SERVICE MARKS AND COPYRIGHTS

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.



AMERITAS VARIABLE SEPARATE ACCOUNT VA        STATEMENT OF ADDITIONAL INFORMATION
                                      SAI:5

PART C
------
                                OTHER INFORMATION
                                -----------------
Item 24.  Financial Statements and Exhibits

     a) Financial Statements: (to be filed by subsequent amendment)

     The financial statements of the subaccounts of Ameritas Variable Separate Account VA and Ameritas Life Insurance Corp. are filed in Part B. They include:

     Subaccounts of Ameritas Variable Separate Account VA:
       Report of independent registered public accounting firm.
       Statements of Net Assets as of December 31, 2009.
       Statements of Operations for each of the periods ended December 31, 2009. Statements of Changes in Net Assets for each of the periods ended December 31, 2009 and 2008.
       Notes to Financial Statements for each of the periods ended December 31, 2009 and 2008.

     Ameritas Life Insurance Corp.:
       Report of independent auditors.
       Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2009, 2008 and 2007.
       Statutory Statements of Operations for the years ended December 31, 2009, 2008 and 2007.
       Statutory Statements of Changes in Surplus for the years ended
       December 31, 2009, 2008 and 2007.
       Statutory Statements of Cash Flows for the years ended
       December 31, 2009, 2008 and 2007.
       Notes to the Statutory Financial Statements for the years ended December 31, 2009, 2008 and 2007.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.  Exhibits

b)   Exhibits

Exhibit
Number       Description of Exhibit

(1) (a) Board of Directors Resolution of Ameritas Variable Life Insurance Company Establishing Ameritas Variable Separate Account VA. (1)
     (b) Resolution of Board of Directors of Ameritas Variable Life Insurance Company authorizing the transfer of Ameritas Variable Separate Account VA to Ameritas Life Insurance Corp. (2)
(2)       Custody Agreements. Not applicable.
(3)  (a)  Principal Underwriting Agreement. (3)
     (b)  Form of Selling Agreement. Not applicable.
(4)       Assumption Certificate. (1,4)
(5)       Form of Application for Variable Annuity Contract. Not applicable.
(6)  (a)  Articles of Incorporation of Ameritas Life Insurance Corp. (5)
     (b)  Bylaws of Ameritas Life Insurance Corp.  (6)
(7)       Assumption Reinsurance Agreement.  (1)
(8)       Participation Agreements
          (a) The Alger Portfolios. Filed herein.
          (b) Calvert Variable Products, Inc. To be filed by subsequent amendment.
          (c) Calvert Variable Series, Inc. (7)
          (d) Deutsche Asset Management VIT Funds. (8)
          (e) Fidelity Variable Insurance Products Funds. (9)
          (f) Franklin Templeton Variable Insurance Products Trust. (10)
          (g) Neuberger Berman Advisers Management Trust. Filed herein.
          (h) Oppenheimer Variable Account Funds. (10)
          (i) Van Eck Worldwide Insurance Trust. Filed herein.
          General Administrative Services Agreement. (11)
(9)       Opinion and Consent of Counsel.  Filed herein.
(10) Consents of Independent Auditors and Independent Registered Public Accounting Firm. Not applicable.
(11)      Omitted financial statements. Not applicable.
(12)      Initial Capital Agreements. Not applicable.
(13)      Powers of Attorney. Filed herein.

Footnotes:

1. Incorporated by reference to Ameritas Variable Separate Account VA Form N-4 initial Registration Statement No. 333-91670, filed on July 1, 2002, EX-99 (4,6).
2. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 initial Registration Statement No. 333-142483, filed May 1, 2007, EX-99.A.
3. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 9 to Registration Statement No. 333-142483 submitted to the SEC on October 30, 2009, EX-99.C.
4. Also See Form of Policy incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Acacia National Variable Annuity Separate Account II, File No. 333-53732, filed on March 29, 2001, EX 99.4.
5. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 initial Registration Statement No. 333-05529, filed on June 7, 1996, EX-99.B6A.
6. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 4 for Registration Statement No. 333-05529, filed on February 26, 1999, EX-99.(6)(B).
7. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 initial Registration Statement No. 333-151913, filed on June 25, 2008, EX-99.H-3.
8. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVA Form N-4 Post-Effective Amendment No. 13 for Registration Statement No. 333-05529, filed on February 26, 2010, EX-99.H1.
9. Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151912, filed on November 12, 2008, EX-99.H2.
10. Incorporated by reference to Ameritas Variable Separate Account V Form N-6 Pre-Effective Amendment No. 1 to Registration Statement No. 333-151913, filed on November 12, 2008, EX-99.H3, H4.
11. Incorporated by reference to Ameritas Variable Separate Account VA-2 Form N-4 Post-Effective Amendment No. 4 to Registration Statement No. 333-142483, filed on July 23, 2008, EX-99.H8c.

Item 25.  Directors and Officers of the Depositor

           Name and Principal               Position and Offices
           Business Address*                with Depositor
           ------------------               --------------------
           JoAnn M. Martin                  Director, Chair, President & Chief Executive Officer
           James P. Abel                    Director
           Bert A. Getz                     Director
           Tonn M. Ostergard                Director
           Kim M. Robak                     Director
           Paul C. Schorr, IV               Director
           Winston J. Wade                  Director
           Steven J. Valerius               President, Individual Division
           Kurt Y. Allen                    Senior Vice President & Chief Marketing Officer, Individual &
                                            Retirement Plans
           Robert C. Barth                  Senior Vice President & Chief Financial Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Office
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Salene M. Hitchcock-Gear         Senior Vice President, Retirement Plans
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Retirement Income and Business Development
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President and Corporate Treasurer
           James M. Mikus                   Senior Vice President and Chief Investment Officer
           Kevin W. O'Toole                 Senior Vice President
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Kenneth L. VanCleave             President, Group Division
           Paul G. Wesling                  Senior Vice President, Individual Operations


*      Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business
-------------------------------------------                            ------------------

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Acacia Life Insurance Company (DC).......................life insurance company
                  Acacia Financial Corporation (MD)....................holding company
                     Acacia Federal Savings Bank (DE)..................a federally chartered bank owned by Acacia
                                                                       Financial Corporation (85.21%) and Ameritas
                                                                       Life Insurance Corp. (14.79%)
                         Acacia Service Corp. (VA).....................deposit solicitation
                     Calvert Group, Ltd. (DE)..........................holding company
                         Calvert Asset Management Company, Inc. (DE)...asset management services
                         Calvert Shareholder Services, Inc. (DE).......administrative services
                         Calvert Administrative Services Company (DE)..administrative services
                         Calvert Distributors, Inc. (DE)...............broker-dealer
              Ameritas Investment Corp. (NE)...........................a securities broker dealer and investment advisor owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              The Union Central Life Insurance Company (NE)............life insurance company
                  Union Central Mortgage Funding, Inc. (OH)............mortgage loan and servicing
                  PRBA, Inc. (CA)                                      holding company
                     PRB Administrators, Inc. (DE).....................pension administration services
                  Summit Investment Partners, Inc. (OH)................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment advisor


Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.  Number of Contractowners

As of December 31, 2009 there were 381 qualified contracts and 311 non-qualified contracts in the Separate Account.

Item 28.  Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

      "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-20,103 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation against liability by him or her incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

     a) Ameritas Investment Corp. ("AIC") serves as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Separate Account VA, as well as Ameritas Variable Separate Account VA-2, Ameritas Life Insurance Corp. Separate Account LLVA, First Ameritas Variable Annuity Separate Account, and Carillon Account. AIC also serves as the principal underwriter for variable life insurance policies issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

     b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal               Positions and Offices
          Business Address                 With Underwriter
          ------------------               ---------------------
          William W. Lester*               Director, Chair, Vice President & Treasurer
          Salene Hitchcock-Gear*           Director, President & Chief Executive Officer
          Robert C. Barth*                 Director
          Kent M. Campbell**               Director
          Robert P. Kocher*                Director
          Billie B. Beavers****            Senior Vice President
          Cheryl L. Heilman*               Vice President, Chief Operating Officer
          Robert G. Lange*                 Vice President, Secretary, & General Counsel
          Bruce D. Lefler****              Senior Vice President  - Public Finance
          Gregory C. Sernett*              Vice President, Chief Compliance Officer, and Assistant
                                           Secretary
*       Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
**      Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
***     Principal business address:  The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati,
        Ohio 45240
****    Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska
        68114.

     c) Compensation From the Registrant.

          (1)                          (2)                     (3)                     (4)               (5)
                                                         Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                 Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                 $53,978                     $0                     $0               $210

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Accounts and Records

         The Books, records and other documents required to be maintained by
         Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

         There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 32.  Undertakings

         Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

         Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

         Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

         The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

         Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Variable Separate Account VA has caused this Amendment No. 1 to Registration Statement No. 333-142492 on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska effective this 24th day of February, 2010.

                               AMERITAS VARIABLE SEPARATE ACCOUNT VA, Registrant

                                        AMERITAS LIFE INSURANCE CORP., Depositor



                                                   By:     JoAnn M. Martin*
                                                      --------------------------
                                                        Chairman of the Board


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated effective May 1, 2010, on February 24, 2010.

    SIGNATURE                                    TITLE
    ---------                                    -----
 JoAnn M. Martin *         Director, Chair, President & Chief Executive Officer
 James P. Abel *           Director
 Bert A. Getz *            Director
 Tonn M. Ostergard *       Director
 Kim M. Robak**            Director
 Paul C. Schorr, IV*       Director
 Winston J. Wade *         Director
 Steven J. Valerius**      President, Individual Division
 Robert C. Barth *         Senior Vice President & Chief Financial Officer
 Jan M. Connolly***        Senior Vice President & Corporate Secretary
 William W. Lester *       Senior Vice President & Corporate Treasurer

 /S/ Robert G. Lange       Vice President, General Counsel & Assistant Secretary
 ----------------------
 Robert G. Lange


The following Power of Attorney forms are filed herein as Exhibit (j):
* Signed by Robert G. Lange under Powers of Attorney executed effective as of May 7, 2007.
** Signed by Robert G. Lange under Power of Attorney executed effective
June 15, 2009.
*** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index
                                  -------------
     Exhibit
     -------
        8 (a)    Participation Agreement:
                 The Alger Portfolios

        8 (b)    Participation Agreement:
                 Neuberger Berman Advisors Management Trust

        8 (c)    Participation Agreement:
                 Van Eck Worldwide Insurance Trust

        9        Legal Opinion and Consent of Counsel

        13       Powers Of Attorney